GENERAL	6 Months Ended
Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

NOTE 1 – GENERAL

Vascular Biogenics Ltd. (“VBL” or the “Company”) is a biotechnology company developing targeted medicines for immune-inflammatory diseases. VBL’s lead immunology product candidate, VB-601, is a targeted antibody for immune-inflammatory applications expected to enter Phase 1 trials in the fourth quarter of 2022, that has shown disease-modifying activity across multiple preclinical models including multiple sclerosis, rheumatoid arthritis and inflammatory bowel disease.

Since inception, VBL has incurred significant losses, and it expects to continue to incur significant expenses and losses for at least the next several years. As of June 30, 2022, VBL had an accumulated deficit of $281.9 million. VBL’s losses may fluctuate significantly from quarter to quarter and year to year, depending on the timing of its clinical trials, the receipt of payments under any future collaboration agreements it may enter into, and its expenditures on other research and development activities.

As of June 30, 2022, VBL had cash, cash equivalents, short-term bank deposits and restricted bank deposits of $34.5 million. Based on its current cash resources, VBL believes its current cash will be sufficient to fund estimated operating expenses and capital expenditure requirements for at least 12 months from the date of the filing of these financial statements. As discussed below, VBL is undertaking a review of its strategic options and any transaction resulting from such review may impact this projection. VBL may seek to raise more capital to pursue additional activities, including through a combination of private and public equity offerings, debt, government grants, strategic collaborations and licensing arrangements. Additional financing may not be available when VBL needs it or may not be available on terms that are favorable to VBL.

In September 2021, VBL established VBL Inc., a U.S. based subsidiary of VBL, and began U.S. operations from this entity beginning in the fourth quarter of 2021.

On July 19, 2022, VBL announced top-line results from its Phase 3 OVAL clinical trial. The trial did not meet the primary endpoints of achieving a statistically significant improvement in progression-free survival (“PFS”) or overall survival (“OS”) and VBL discontinued the trial. VBL has conducted a strategic review of the ofra-vec program and plans to cease development of ofra-vec in all indications. VBL evaluated these subsequent events and determined that they were non-adjusting to the June 30, 2022 statements of financial position as they were not known or expected as of that date. As the results are considered a triggering event, VBL will perform an impairment test on all of its long-lived assets in the third quarter of 2022 that may result in an impairment charge on such assets and potential new liabilities arising from the triggering event.

On August 2, 2022, VBL announced an organizational streamlining designed to reduce operating expenses and preserve capital. As a result, VBL will reduce its workforce by approximately 35% of VBL’s full-time employees. The reduction in workforce, which is expected to be completed in August 2022, is expected to reduce operating expenses and extend VBL’s cash runway. As part of the organizational streamlining, Dr. Ron Cohen, Dr. Bennett Shapiro and Ms. Alison Finger resigned from VBL’s board of directors, effective August 1, 2022. The resignations did not result from any disagreements with VBL on any matter relating to its operations, policies, or practices. This reduces the number of members of VBL’s Board of Directors from nine to six.

In August 2022, VBL announced that it is exploring strategic alternatives to enhance shareholder value and engaged Chardan Capital Markets, LLC (“Chardan”) as its exclusive financial advisor to assist in this process. No timetable has been established for the completion of this process, and VBL does not expect to disclose developments unless and until the board of directors has concluded that disclosure is appropriate or required.